Employee Costs - Summary of Employee Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Employee	Dec. 31, 2021 EUR (€) Employee	Dec. 31, 2020 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 140,420	€ 104,583	€ 77,374
Share-based payment	64,180	66,830	53,170
Pensions (defined contribution plans)	4,163	2,416	943
Social security costs	5,898	4,571	5,358
Key management personnel compensation	€ 214,661	€ 178,400	€ 136,845
Average number of employees | Employee	719	573	410
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Key management personnel compensation	€ 119,904	€ 106,558	€ 92,468
Selling, general and administrative expenses [member]
Disclosure of employee compensation costs [line items]
Key management personnel compensation	87,518	70,462	44,377
Cost of sales [member]
Disclosure of employee compensation costs [line items]
Key management personnel compensation	7,239	1,380
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	403	296	250
Share-based payment	1,273	2,032	1,913
Key management personnel compensation	1,676	2,328	2,163
Executive Board [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	3,809	2,699	2,372
Share-based payment	11,392	8,770	6,359
Pensions (defined contribution plans)	46	23
Social security costs	55	49	100
Key management personnel compensation	15,302	11,541	8,831
Nonexecutivesenior management [Member]
Disclosure of employee compensation costs [line items]
Wages and salaries	6,087	5,547	5,272
Share-based payment	8,872	14,906	13,912
Pensions (defined contribution plans)	118	120	89
Social security costs	89	60	122
Key management personnel compensation	€ 15,166	€ 20,633	€ 19,395